Pledged Assets and Collateral - Additional Information (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Reserve funds maintained with the BOJ	¥ 5,656	¥ 7,847
Fair value collateral received that can be sold or repledged	14,704	15,275
Fair value collateral received that can be sold or repledged, value of collateral sold or repledged	¥ 11,859	¥ 13,504